Right of Use Assets and Operating Lease Liabilities (Tables)	6 Months Ended
Sep. 30, 2024
Right of Use Assets and Operating Lease Liabilities [Abstract]
Schedule of ROU Assets and Lease Liabilities	As of September 30 2024, and March 31, 2024, the following tables shows ROU assets and lease liabilities, and the associated financial statement line items:
	As of September 30, 2024	As of March 31, 2024
Assets
Right of use assets	$122,800	$—

Liabilities
Operating lease liabilities-current	$40,775	$—
Operating lease liabilities-non-current	$63,965	$—

Weighted average remaining lease term (in years)	2.99	—
Weighted average discount rate (%)	3.35	—

Information related to operating lease activities for the years ended September 30, 2024 and 2023 are as follows:

	For Six Months Ended September 30,
	2024	2023
Operating lease expense
Amortization of right of use assets	3,419	—
Interest of lease liabilities	343	—
Total	3,762	—

Schedule of Maturities of Operating Lease Liabilities

Maturities of operating lease liabilities were as follows:

Twelve months ending September 30,	Lease liabilities
2025	$43,844
2026	43,844
2027	21,922
Total lease payments	109,610
Less: imputed interest	4,870
Total	$104,740